Subsequent events	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Subsequent events
Subsequent events

N—Subsequent events

1.    Acquisition

        On July 12, 2012, the Company completed the acquisition of additional working interest in certain oil and natural gas properties located in Glasscock County, TX for a contract price of $20.5 million from a private company, subject to certain purchase price adjustments. The initial accounting for the business combination is not complete pending detailed analyses of the facts and circumstances that existed as of the acquisition date.

2.    New derivative contracts

        Subsequent to June 30, 2012, the Company entered into additional commodity contracts, with approximately $4.2 million in deferred premiums associated. The following table summarizes information about these new commodity derivative contracts. When aggregating multiple contracts, the weighted average contract price is disclosed.

	Aggregate volumes	Floor price	Ceiling price	Contract period
Natural gas (volumes in MMBtu):
Price collar	8,760,000	$3.00	$5.00	January 2013 - December 2013
Price collar	11,160,000	$3.00	$5.50	January 2014 - December 2014
Price collar	15,480,000	$3.00	$6.00	January 2015 - December 2015

O—Subsequent events

1.    Additional borrowing

        On January 9, February 9 and March 5, 2012, the Company borrowed $40.0 million, $55.0 million and $50.0 million, respectively, under the Senior Secured Credit Facility. The outstanding balance under the Senior Secured Credit Facility was approximately $230.0 million at March 19, 2012.

2.    New derivative contracts

        Subsequent to December 31, 2011, the Company entered into the following new commodity contracts, with approximately $1.3 million in deferred premiums associated:

	Aggregate volumes	Swap price	Floor price	Ceiling price	Contract period
Oil (volumes in Bbls):
Price collar	270,000	—	$90.00	$126.50	April 2012 - December 2012
Price collar	240,000	—	$90.00	$118.35	January 2013 - December 2013
Price collar	198,000	—	$70.00	$140.00	January 2014 - December 2014
Price collar	252,000	—	$75.00	$135.00	January 2015 - December 2015
Natural gas (volumes in MMBtu):
Swap	700,000	$2.72	—	—	April 2012 - October 2012
Price collar	700,000	—	$3.25	$3.90	April 2013 - October 2013

3.    Restricted stock awards and other compensation

        On February 3, 2012, the Company granted 593,939 restricted stock awards with service vesting criteria, 602,948 stock options with service vesting criteria and 49,244 performance awards with a combination of market and service vesting criteria under the LTIP and related award agreements. For stock-based compensation equity awards, compensation expense will be recognized in the Company's financial statements over the awards' vesting periods based on their grant date fair value. The Company will utilize (i) the closing stock price on the date of grant of $24.11 to determine the fair value of service vesting restricted stock awards and options and (ii) a probability analysis to determine the fair value of performance awards with a combination of market and service vesting criteria.

        In accordance with the LTIP and restricted stock agreement, the restricted stock awards are subject to a three year vesting schedule, with one third vesting each year. Upon termination with or without cause all unvested shares granted and all rights arising from such shares are forfeited. In the event of the death or disability of the holder, all unvested awards shall automatically become vested.

        In accordance with the LTIP and stock option agreement, the options granted will become exercisable in accordance with the following schedule based upon the number of full years of the optionee's continuous employment or service with the Company, following February 3, 2012:

Full years of continuous employment	Incremental percentage of option exercisable	Cumulative percentage of option exercisable
Less than one	0%	0%
One	25%	25%
Two	25%	50%
Three	25%	75%
Four	25%	100%

        No shares of common stock may be purchased unless the optionee has remained in the continuous employment of the Company through February 2, 2013. Unless sooner terminated, the option will expire if and to the extent it is not exercised within ten years from the grant date. The unvested portion of an option will expire upon termination of employment of the optionee, and the vested portion of such option will remain exercisable for (A) one year following termination of employment by death, but not later than the option expiration or (B) 90 days following termination of employment or service with cause, but not later than the expiration of the option period. The unvested and the unexercised vested portion of the option will expire upon termination of employment for cause.

        In accordance with the LTIP and the performance compensation award agreement, the performance awards have a value of $100.00. The performance units will be payable, if at all, in cash, based upon the achievement by the Company of certain performance goals, over a three year period. In the event of termination with or without cause, the performance awards are forfeited. In the event of the grantee's death or disability, the grantee is eligible for a pro-rated award.